UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Emerging Markets Fixed Income Fund

Class A: SZEAX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.17%

Gross expense ratio as of the latest prospectus: 1.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 13.09% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the JP Morgan EMBI Global Diversified ex-CCC Index, returned 9.95%.

Effective July 18, 2025, the JP Morgan EMBI Global Diversified ex-CCC Index replaced the JP Morgan EMBI Global Diversified Index as the Fund’s additional more narrowly based index. Prior to the change, the Fund outperformed the JP Morgan EMBI Global Diversified Index. During this time, the Fund was helped by its holdings in higher-yielding, CCC rated bonds. At the country level, Ecuador, Ivory Coast, and Benin were top performers, as were a number of other countries in Africa. A slightly short duration (i.e., interest rate sensitivity below that of the index) also helped results. However, a position in Senegal weighed on performance. The country’s new administration uncovered more than $11 billion in undisclosed debt that was incurred by the previous government, leading to credit downgrades and prompting the International Monetary Fund to freeze its lending program. Holdings in supranational African development banks also weighed on relative performance.

The Fund outpaced the JPM EMBI Global Diversified ex-CCC Index in the time from the index change through the close of the period on October 31, 2025. Positions in countries with high sensitivity to gold prices, including Benin, Uzbekistan, and South Africa, were top contributors. On the other hand, the Fund was hurt by having a somewhat shorter duration than the index. Positions in higher-rated issuers with above-average correlations to U.S. Treasuries — including the Philippines and Indonesia — also hurt relative performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a required broad-based index that represents the fund’s overall debt market.

JP Morgan EMBI Global Diversified ex-CCC Index tracks the performance of external debt instruments (including US-dollar denominated and other external-currency-denominated Brady bonds, loans, Eurobonds and local market instruments) in the emerging markets, excluding securities rated below B3 (or equivalent) across Moody’s, S&P and Fitch rating agencies.

JP Morgan EMBI Global Diversified Index tracks liquid, US Dollar emerging market fixed and floating-rate debt instruments issued by sovereign and quasi-sovereign entities.

The JP Morgan EMBI Global Diversified ex-CCC Index replaced the JP Morgan EMBI Global Diversified Index as the Fund’s more narrowly based index because the Advisor believes the JP Morgan EMBI Global Diversified ex-CCC Index better reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	Bloomberg Global Aggregate Index	JP Morgan EMBI Global Diversified ex-CCC Index	JP Morgan EMBI Global Diversified Index
'15	$9,550	$10,000	$10,000	$10,000
'15	$9,519	$9,834	$9,975	$9,994
'15	$9,273	$9,887	$9,844	$9,855
'16	$9,251	$9,972	$9,858	$9,837
'16	$9,400	$10,194	$10,037	$10,025
'16	$9,685	$10,470	$10,365	$10,352
'16	$9,868	$10,609	$10,516	$10,535
'16	$9,782	$10,467	$10,487	$10,516
'16	$10,007	$10,773	$10,826	$10,871
'16	$10,213	$10,854	$11,006	$11,067
'16	$10,375	$10,801	$11,202	$11,265
'16	$10,412	$10,860	$11,210	$11,310
'16	$10,346	$10,559	$11,083	$11,170
'16	$10,018	$10,140	$10,624	$10,713
'16	$10,121	$10,093	$10,739	$10,856
'17	$10,265	$10,207	$10,886	$11,012
'17	$10,432	$10,255	$11,103	$11,233
'17	$10,492	$10,271	$11,164	$11,275
'17	$10,648	$10,387	$11,307	$11,443
'17	$10,704	$10,547	$11,402	$11,544
'17	$10,709	$10,538	$11,395	$11,528
'17	$10,788	$10,715	$11,517	$11,625
'17	$10,957	$10,821	$11,717	$11,830
'17	$10,977	$10,724	$11,702	$11,832
'17	$10,977	$10,683	$11,739	$11,876
'17	$11,000	$10,802	$11,791	$11,882
'17	$11,028	$10,839	$11,874	$11,969
'18	$11,062	$10,968	$11,845	$11,964
'18	$10,832	$10,871	$11,612	$11,726
'18	$10,827	$10,987	$11,635	$11,760
'18	$10,676	$10,811	$11,469	$11,589
'18	$10,479	$10,729	$11,366	$11,480
'18	$10,321	$10,681	$11,250	$11,343
'18	$10,544	$10,663	$11,526	$11,633
'18	$10,157	$10,675	$11,350	$11,432
'18	$10,508	$10,583	$11,513	$11,605
'18	$10,319	$10,464	$11,271	$11,355
'18	$10,189	$10,497	$11,233	$11,306
'18	$10,308	$10,709	$11,396	$11,459
'19	$10,822	$10,872	$11,849	$11,965
'19	$10,977	$10,810	$11,978	$12,084
'19	$10,965	$10,945	$12,172	$12,256
'19	$11,026	$10,913	$12,199	$12,286
'19	$10,965	$11,060	$12,266	$12,336
'19	$11,347	$11,306	$12,707	$12,755
'19	$11,517	$11,274	$12,877	$12,910
'19	$11,286	$11,504	$13,014	$13,007
'19	$11,358	$11,386	$12,938	$12,947
'19	$11,469	$11,462	$13,003	$12,984
'19	$11,469	$11,375	$12,971	$12,922
'19	$11,784	$11,442	$13,190	$13,182
'20	$11,933	$11,588	$13,435	$13,383
'20	$11,722	$11,666	$13,350	$13,253
'20	$9,666	$11,404	$11,707	$11,418
'20	$10,006	$11,628	$12,001	$11,675
'20	$10,813	$11,679	$12,614	$12,383
'20	$11,361	$11,783	$12,996	$12,818
'20	$11,552	$12,159	$13,457	$13,294
'20	$11,768	$12,140	$13,520	$13,362
'20	$11,493	$12,097	$13,306	$13,115
'20	$11,467	$12,108	$13,377	$13,111
'20	$12,034	$12,328	$13,874	$13,617
'20	$12,310	$12,494	$14,132	$13,875
'21	$12,310	$12,384	$13,989	$13,725
'21	$12,284	$12,171	$13,615	$13,374
'21	$12,068	$11,937	$13,476	$13,245
'21	$12,383	$12,087	$13,684	$13,539
'21	$12,580	$12,201	$13,806	$13,683
'21	$12,605	$12,093	$13,934	$13,783
'21	$12,579	$12,254	$13,990	$13,840
'21	$12,738	$12,203	$14,100	$13,976
'21	$12,530	$11,986	$13,825	$13,686
'21	$12,382	$11,957	$13,834	$13,690
'21	$12,019	$11,922	$13,641	$13,438
'21	$12,111	$11,906	$13,824	$13,626
'22	$11,880	$11,662	$13,390	$13,238
'22	$10,765	$11,523	$12,460	$12,372
'22	$10,545	$11,172	$12,338	$12,260
'22	$10,159	$10,560	$11,671	$11,575
'22	$9,952	$10,589	$11,699	$11,578
'22	$9,117	$10,249	$11,090	$10,859
'22	$9,061	$10,467	$11,468	$11,173
'22	$9,285	$10,054	$11,381	$11,067
'22	$8,698	$9,538	$10,679	$10,363
'22	$8,642	$9,472	$10,711	$10,379
'22	$9,595	$9,918	$11,434	$11,166
'22	$9,746	$9,971	$11,473	$11,203
'23	$10,093	$10,299	$11,774	$11,558
'23	$9,833	$9,956	$11,545	$11,303
'23	$9,699	$10,271	$11,722	$11,412
'23	$9,597	$10,316	$11,793	$11,472
'23	$9,641	$10,115	$11,669	$11,406
'23	$9,973	$10,114	$11,814	$11,661
'23	$10,182	$10,184	$11,982	$11,884
'23	$9,958	$10,045	$11,814	$11,705
'23	$9,832	$9,751	$11,487	$11,401
'23	$9,847	$9,635	$11,305	$11,246
'23	$10,332	$10,121	$11,926	$11,883
'23	$10,802	$10,541	$12,494	$12,445
'24	$10,740	$10,396	$12,322	$12,318
'24	$10,910	$10,265	$12,309	$12,439
'24	$11,212	$10,322	$12,467	$12,699
'24	$11,087	$10,061	$12,182	$12,435
'24	$11,259	$10,193	$12,420	$12,659
'24	$11,314	$10,208	$12,530	$12,737
'24	$11,520	$10,490	$12,761	$12,975
'24	$11,758	$10,738	$13,068	$13,276
'24	$11,974	$10,920	$13,258	$13,521
'24	$11,910	$10,554	$12,925	$13,289
'24	$12,006	$10,590	$13,008	$13,447
'24	$11,947	$10,363	$12,754	$13,259
'25	$12,160	$10,422	$12,863	$13,449
'25	$12,259	$10,571	$13,107	$13,660
'25	$12,168	$10,636	$13,068	$13,556
'25	$12,118	$10,949	$13,044	$13,526
'25	$12,335	$10,910	$13,109	$13,677
'25	$12,631	$11,117	$13,381	$14,007
'25	$12,818	$10,951	$13,538	$14,185
'25	$13,040	$11,110	$13,755	$14,416
'25	$13,294	$11,183	$14,038	$14,672
'25	$13,468	$11,155	$14,210	$14,985

Yearly periods ended October 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	13.09%	3.27%	3.50%
Class A Adjusted for the Maximum Sales Charge (max 4.5% load)	8.00%	2.32%	3.02%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
JP Morgan EMBI Global Diversified ex-CCC Index	9.95%	1.22%	3.58%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	51,764,828
Number of Portfolio Holdings	140
Portfolio Turnover Rate (%)	110
Total Net Advisory Fees Paid ($)	182,419
Effective Duration	7.1 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Sovereign	72%
Agency	16%
Supranational	7%
Treasuries	2%
Corporates	1%
Cash Equivalents	1%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	3%
A	6%
BBB	43%
BB	34%
B	9%
CCC	1%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
Mexico	10%
Turkey	6%
South Africa	4%
Dominican Republic	4%
Uzbekistan	4%
Romania	4%
Nigeria	4%
Chile	3%
Brazil	3%
Colombia	3%
Other	50%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective March 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.13% to 1.16%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DEMFIF-TSRA-A

R-103420-2 (12/25)

DWS Emerging Markets Fixed Income Fund

Class S: SCEMX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$98	0.92%

Gross expense ratio as of the latest prospectus: 1.26%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 13.31% for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the JP Morgan EMBI Global Diversified ex-CCC Index, returned 9.95%.

Effective July 18, 2025, the JP Morgan EMBI Global Diversified ex-CCC Index replaced the JP Morgan EMBI Global Diversified Index as the Fund’s additional more narrowly based index. Prior to the change, the Fund outperformed the JP Morgan EMBI Global Diversified Index. During this time, the Fund was helped by its holdings in higher-yielding, CCC rated bonds. At the country level, Ecuador, Ivory Coast, and Benin were top performers, as were a number of other countries in Africa. A slightly short duration (i.e., interest rate sensitivity below that of the index) also helped results. However, a position in Senegal weighed on performance. The country’s new administration uncovered more than $11 billion in undisclosed debt that was incurred by the previous government, leading to credit downgrades and prompting the International Monetary Fund to freeze its lending program. Holdings in supranational African development banks also weighed on relative performance.

The Fund outpaced the JPM EMBI Global Diversified ex-CCC Index in the time from the index change through the close of the period on October 31, 2025. Positions in countries with high sensitivity to gold prices, including Benin, Uzbekistan, and South Africa, were top contributors. On the other hand, the Fund was hurt by having a somewhat shorter duration than the index. Positions in higher-rated issuers with above-average correlations to U.S. Treasuries — including the Philippines and Indonesia — also hurt relative performance.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a required broad-based index that represents the fund’s overall debt market.

JP Morgan EMBI Global Diversified ex-CCC Index tracks the performance of external debt instruments (including US-dollar denominated and other external-currency-denominated Brady bonds, loans, Eurobonds and local market instruments) in the emerging markets, excluding securities rated below B3 (or equivalent) across Moody’s, S&P and Fitch rating agencies.

JP Morgan EMBI Global Diversified Index tracks liquid, US Dollar emerging market fixed and floating-rate debt instruments issued by sovereign and quasi-sovereign entities.

The JP Morgan EMBI Global Diversified ex-CCC Index replaced the JP Morgan EMBI Global Diversified Index as the Fund’s more narrowly based index because the Advisor believes the JP Morgan EMBI Global Diversified ex-CCC Index better reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	Bloomberg Global Aggregate Index	JP Morgan EMBI Global Diversified ex-CCC Index	JP Morgan EMBI Global Diversified Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,967	$9,834	$9,975	$9,994
'15	$9,716	$9,887	$9,844	$9,855
'16	$9,693	$9,972	$9,858	$9,837
'16	$9,849	$10,194	$10,037	$10,025
'16	$10,143	$10,470	$10,365	$10,352
'16	$10,334	$10,609	$10,516	$10,535
'16	$10,256	$10,467	$10,487	$10,516
'16	$10,487	$10,773	$10,826	$10,871
'16	$10,703	$10,854	$11,006	$11,067
'16	$10,885	$10,801	$11,202	$11,265
'16	$10,919	$10,860	$11,210	$11,310
'16	$10,861	$10,559	$11,083	$11,170
'16	$10,516	$10,140	$10,624	$10,713
'16	$10,632	$10,093	$10,739	$10,856
'17	$10,772	$10,207	$10,886	$11,012
'17	$10,958	$10,255	$11,103	$11,233
'17	$11,016	$10,271	$11,164	$11,275
'17	$11,192	$10,387	$11,307	$11,443
'17	$11,251	$10,547	$11,402	$11,544
'17	$11,251	$10,538	$11,395	$11,528
'17	$11,346	$10,715	$11,517	$11,625
'17	$11,524	$10,821	$11,717	$11,830
'17	$11,541	$10,724	$11,702	$11,832
'17	$11,541	$10,683	$11,739	$11,876
'17	$11,565	$10,802	$11,791	$11,882
'17	$11,601	$10,839	$11,874	$11,969
'18	$11,649	$10,968	$11,845	$11,964
'18	$11,395	$10,871	$11,612	$11,726
'18	$11,396	$10,987	$11,635	$11,760
'18	$11,237	$10,811	$11,469	$11,589
'18	$11,041	$10,729	$11,366	$11,480
'18	$10,870	$10,681	$11,250	$11,343
'18	$11,104	$10,663	$11,526	$11,633
'18	$10,709	$10,675	$11,350	$11,432
'18	$11,072	$10,583	$11,513	$11,605
'18	$10,872	$10,464	$11,271	$11,355
'18	$10,735	$10,497	$11,233	$11,306
'18	$10,866	$10,709	$11,396	$11,459
'19	$11,408	$10,872	$11,849	$11,965
'19	$11,572	$10,810	$11,978	$12,084
'19	$11,565	$10,945	$12,172	$12,256
'19	$11,629	$10,913	$12,199	$12,286
'19	$11,565	$11,060	$12,266	$12,336
'19	$11,974	$11,306	$12,707	$12,755
'19	$12,154	$11,274	$12,877	$12,910
'19	$11,922	$11,504	$13,014	$13,007
'19	$11,993	$11,386	$12,938	$12,947
'19	$12,110	$11,462	$13,003	$12,984
'19	$12,123	$11,375	$12,971	$12,922
'19	$12,463	$11,442	$13,190	$13,182
'20	$12,620	$11,588	$13,435	$13,383
'20	$12,384	$11,666	$13,350	$13,253
'20	$10,229	$11,404	$11,707	$11,418
'20	$10,576	$11,628	$12,001	$11,675
'20	$11,430	$11,679	$12,614	$12,383
'20	$12,017	$11,783	$12,996	$12,818
'20	$12,219	$12,159	$13,457	$13,294
'20	$12,461	$12,140	$13,520	$13,362
'20	$12,164	$12,097	$13,306	$13,115
'20	$12,150	$12,108	$13,377	$13,111
'20	$12,750	$12,328	$13,874	$13,617
'20	$13,038	$12,494	$14,132	$13,875
'21	$13,052	$12,384	$13,989	$13,725
'21	$13,024	$12,171	$13,615	$13,374
'21	$12,803	$11,937	$13,476	$13,245
'21	$13,138	$12,087	$13,684	$13,539
'21	$13,347	$12,201	$13,806	$13,683
'21	$13,368	$12,093	$13,934	$13,783
'21	$13,339	$12,254	$13,990	$13,840
'21	$13,523	$12,203	$14,100	$13,976
'21	$13,296	$11,986	$13,825	$13,686
'21	$13,153	$11,957	$13,834	$13,690
'21	$12,768	$11,922	$13,641	$13,438
'21	$12,859	$11,906	$13,824	$13,626
'22	$12,628	$11,662	$13,390	$13,238
'22	$11,443	$11,523	$12,460	$12,372
'22	$11,201	$11,172	$12,338	$12,260
'22	$10,791	$10,560	$11,671	$11,575
'22	$10,571	$10,589	$11,699	$11,578
'22	$9,688	$10,249	$11,090	$10,859
'22	$9,644	$10,467	$11,468	$11,173
'22	$9,882	$10,054	$11,381	$11,067
'22	$9,249	$9,538	$10,679	$10,363
'22	$9,188	$9,472	$10,711	$10,379
'22	$10,219	$9,918	$11,434	$11,166
'22	$10,371	$9,971	$11,473	$11,203
'23	$10,741	$10,299	$11,774	$11,558
'23	$10,479	$9,956	$11,545	$11,303
'23	$10,328	$10,271	$11,722	$11,412
'23	$10,234	$10,316	$11,793	$11,472
'23	$10,265	$10,115	$11,669	$11,406
'23	$10,626	$10,114	$11,814	$11,661
'23	$10,849	$10,184	$11,982	$11,884
'23	$10,626	$10,045	$11,814	$11,705
'23	$10,482	$9,751	$11,487	$11,401
'23	$10,498	$9,635	$11,305	$11,246
'23	$11,016	$10,121	$11,926	$11,883
'23	$11,525	$10,541	$12,494	$12,445
'24	$11,475	$10,396	$12,322	$12,318
'24	$11,640	$10,265	$12,309	$12,439
'24	$11,970	$10,322	$12,467	$12,699
'24	$11,853	$10,061	$12,182	$12,435
'24	$12,037	$10,193	$12,420	$12,659
'24	$12,087	$10,208	$12,530	$12,737
'24	$12,307	$10,490	$12,761	$12,975
'24	$12,562	$10,738	$13,068	$13,276
'24	$12,800	$10,920	$13,258	$13,521
'24	$12,749	$10,554	$12,925	$13,289
'24	$12,852	$10,590	$13,008	$13,447
'24	$12,780	$10,363	$12,754	$13,259
'25	$13,008	$10,422	$12,863	$13,449
'25	$13,114	$10,571	$13,107	$13,660
'25	$13,025	$10,636	$13,068	$13,556
'25	$12,971	$10,949	$13,044	$13,526
'25	$13,204	$10,910	$13,109	$13,677
'25	$13,529	$11,117	$13,381	$14,007
'25	$13,748	$10,951	$13,538	$14,185
'25	$13,968	$11,110	$13,755	$14,416
'25	$14,260	$11,183	$14,038	$14,672
'25	$14,446	$11,155	$14,210	$14,985

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	13.31%	3.52%	3.75%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
JP Morgan EMBI Global Diversified ex-CCC Index	9.95%	1.22%	3.58%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	51,764,828
Number of Portfolio Holdings	140
Portfolio Turnover Rate (%)	110
Total Net Advisory Fees Paid ($)	182,419
Effective Duration	7.1 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Sovereign	72%
Agency	16%
Supranational	7%
Treasuries	2%
Corporates	1%
Cash Equivalents	1%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	3%
A	6%
BBB	43%
BB	34%
B	9%
CCC	1%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
Mexico	10%
Turkey	6%
South Africa	4%
Dominican Republic	4%
Uzbekistan	4%
Romania	4%
Nigeria	4%
Chile	3%
Brazil	3%
Colombia	3%
Other	50%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective March 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.88% to 0.91%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DEMFIF-TSRA-S

R-103420-2 (12/25)

DWS Emerging Markets Fixed Income Fund

Institutional Class: SZEIX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.92%

Gross expense ratio as of the latest prospectus: 1.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 13.35% for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the JP Morgan EMBI Global Diversified ex-CCC Index, returned 9.95%.

Effective July 18, 2025, the JP Morgan EMBI Global Diversified ex-CCC Index replaced the JP Morgan EMBI Global Diversified Index as the Fund’s additional more narrowly based index. Prior to the change, the Fund outperformed the JP Morgan EMBI Global Diversified Index. During this time, the Fund was helped by its holdings in higher-yielding, CCC rated bonds. At the country level, Ecuador, Ivory Coast, and Benin were top performers, as were a number of other countries in Africa. A slightly short duration (i.e., interest rate sensitivity below that of the index) also helped results. However, a position in Senegal weighed on performance. The country’s new administration uncovered more than $11 billion in undisclosed debt that was incurred by the previous government, leading to credit downgrades and prompting the International Monetary Fund to freeze its lending program. Holdings in supranational African development banks also weighed on relative performance.

The Fund outpaced the JPM EMBI Global Diversified ex-CCC Index in the time from the index change through the close of the period on October 31, 2025. Positions in countries with high sensitivity to gold prices, including Benin, Uzbekistan, and South Africa, were top contributors. On the other hand, the Fund was hurt by having a somewhat shorter duration than the index. Positions in higher-rated issuers with above-average correlations to U.S. Treasuries — including the Philippines and Indonesia — also hurt relative performance.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a required broad-based index that represents the fund’s overall debt market.

JP Morgan EMBI Global Diversified ex-CCC Index tracks the performance of external debt instruments (including US-dollar denominated and other external-currency-denominated Brady bonds, loans, Eurobonds and local market instruments) in the emerging markets, excluding securities rated below B3 (or equivalent) across Moody’s, S&P and Fitch rating agencies.

JP Morgan EMBI Global Diversified Index tracks liquid, US Dollar emerging market fixed and floating-rate debt instruments issued by sovereign and quasi-sovereign entities.

The JP Morgan EMBI Global Diversified ex-CCC Index replaced the JP Morgan EMBI Global Diversified Index as the Fund’s more narrowly based index because the Advisor believes the JP Morgan EMBI Global Diversified ex-CCC Index better reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Institutional Class	Bloomberg Global Aggregate Index	JP Morgan EMBI Global Diversified ex-CCC Index	JP Morgan EMBI Global Diversified Index
'15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
'15	$997,807	$983,444	$997,526	$999,431
'15	$971,855	$988,671	$984,375	$985,518
'16	$969,633	$997,239	$985,784	$983,703
'16	$985,183	$1,019,445	$1,003,660	$1,002,465
'16	$1,014,941	$1,046,993	$1,036,471	$1,035,198
'16	$1,034,070	$1,060,919	$1,051,617	$1,053,526
'16	$1,026,193	$1,046,687	$1,048,682	$1,051,649
'16	$1,049,617	$1,077,253	$1,082,582	$1,087,117
'16	$1,071,270	$1,085,373	$1,100,619	$1,106,701
'16	$1,089,504	$1,080,101	$1,120,203	$1,126,505
'16	$1,094,177	$1,086,048	$1,120,970	$1,131,049
'16	$1,087,259	$1,055,905	$1,108,332	$1,117,009
'16	$1,052,670	$1,013,952	$1,062,398	$1,071,308
'16	$1,064,348	$1,009,294	$1,073,880	$1,085,564
'17	$1,079,520	$1,020,673	$1,088,631	$1,101,216
'17	$1,097,025	$1,025,497	$1,110,290	$1,123,290
'17	$1,103,081	$1,027,073	$1,116,373	$1,127,530
'17	$1,120,740	$1,038,650	$1,130,673	$1,144,327
'17	$1,126,626	$1,054,723	$1,140,214	$1,154,437
'17	$1,128,015	$1,053,797	$1,139,525	$1,152,796
'17	$1,136,327	$1,071,515	$1,151,712	$1,162,471
'17	$1,154,138	$1,082,130	$1,171,659	$1,183,043
'17	$1,156,073	$1,072,383	$1,170,185	$1,183,165
'17	$1,157,272	$1,068,325	$1,173,902	$1,187,560
'17	$1,159,671	$1,080,189	$1,179,089	$1,188,163
'17	$1,163,500	$1,083,932	$1,187,366	$1,196,889
'18	$1,167,140	$1,096,849	$1,184,464	$1,196,380
'18	$1,142,875	$1,087,116	$1,161,182	$1,172,574
'18	$1,141,880	$1,098,687	$1,163,480	$1,176,009
'18	$1,127,147	$1,081,089	$1,146,934	$1,158,899
'18	$1,106,273	$1,072,889	$1,136,568	$1,148,005
'18	$1,090,435	$1,068,119	$1,124,987	$1,134,336
'18	$1,113,979	$1,066,336	$1,152,607	$1,163,315
'18	$1,073,088	$1,067,455	$1,134,989	$1,143,183
'18	$1,110,838	$1,058,253	$1,151,273	$1,160,468
'18	$1,090,822	$1,046,432	$1,127,135	$1,135,451
'18	$1,077,062	$1,049,704	$1,123,285	$1,130,644
'18	$1,089,112	$1,070,927	$1,139,606	$1,145,903
'19	$1,144,769	$1,087,232	$1,184,933	$1,196,459
'19	$1,161,213	$1,080,974	$1,197,765	$1,208,390
'19	$1,159,396	$1,094,507	$1,217,195	$1,225,575
'19	$1,165,794	$1,091,266	$1,219,943	$1,228,558
'19	$1,160,676	$1,106,043	$1,226,614	$1,233,603
'19	$1,201,829	$1,130,566	$1,270,652	$1,275,533
'19	$1,219,921	$1,127,424	$1,287,696	$1,291,017
'19	$1,195,368	$1,150,350	$1,301,383	$1,300,651
'19	$1,202,513	$1,138,649	$1,293,782	$1,294,727
'19	$1,215,569	$1,146,231	$1,300,294	$1,298,361
'19	$1,215,569	$1,137,540	$1,297,126	$1,292,188
'19	$1,249,758	$1,144,174	$1,319,035	$1,318,196
'20	$1,265,595	$1,158,779	$1,343,499	$1,338,277
'20	$1,241,840	$1,166,573	$1,334,992	$1,325,343
'20	$1,025,558	$1,140,434	$1,170,651	$1,141,797
'20	$1,061,706	$1,162,825	$1,200,078	$1,167,450
'20	$1,147,393	$1,167,926	$1,261,357	$1,238,281
'20	$1,205,043	$1,178,302	$1,299,644	$1,281,806
'20	$1,226,683	$1,215,882	$1,345,715	$1,329,390
'20	$1,249,675	$1,214,028	$1,351,956	$1,336,219
'20	$1,221,173	$1,209,661	$1,330,577	$1,311,485
'20	$1,218,435	$1,210,818	$1,337,696	$1,311,093
'20	$1,278,673	$1,232,833	$1,387,437	$1,361,668
'20	$1,307,553	$1,249,393	$1,413,218	$1,387,512
'21	$1,308,939	$1,238,390	$1,398,923	$1,372,450
'21	$1,306,168	$1,217,073	$1,361,525	$1,337,424
'21	$1,283,917	$1,193,660	$1,347,578	$1,324,532
'21	$1,317,521	$1,208,740	$1,368,410	$1,353,885
'21	$1,338,522	$1,220,092	$1,380,565	$1,368,250
'21	$1,342,009	$1,209,328	$1,393,431	$1,378,288
'21	$1,337,762	$1,225,424	$1,398,971	$1,384,034
'21	$1,356,165	$1,220,328	$1,410,015	$1,397,615
'21	$1,333,352	$1,198,644	$1,382,531	$1,368,643
'21	$1,319,030	$1,195,747	$1,383,367	$1,368,967
'21	$1,280,362	$1,192,249	$1,364,064	$1,343,785
'21	$1,290,960	$1,190,585	$1,382,374	$1,362,600
'22	$1,266,301	$1,166,186	$1,338,962	$1,323,833
'22	$1,147,359	$1,152,325	$1,245,974	$1,237,167
'22	$1,123,049	$1,117,234	$1,233,847	$1,226,048
'22	$1,083,308	$1,056,023	$1,167,136	$1,157,496
'22	$1,061,230	$1,058,906	$1,169,906	$1,157,805
'22	$971,098	$1,024,928	$1,109,010	$1,085,865
'22	$966,609	$1,046,717	$1,146,758	$1,117,253
'22	$990,550	$1,005,412	$1,138,093	$1,106,690
'22	$928,475	$953,754	$1,067,945	$1,036,270
'22	$922,387	$947,195	$1,071,137	$1,037,852
'22	$1,024,367	$991,771	$1,143,395	$1,116,640
'22	$1,041,135	$997,134	$1,147,293	$1,120,285
'23	$1,078,263	$1,029,869	$1,177,433	$1,155,778
'23	$1,050,417	$995,632	$1,154,542	$1,130,260
'23	$1,036,725	$1,027,115	$1,172,206	$1,141,152
'23	$1,025,712	$1,031,647	$1,179,340	$1,147,211
'23	$1,030,432	$1,011,481	$1,166,910	$1,140,630
'23	$1,066,688	$1,011,402	$1,181,370	$1,166,092
'23	$1,087,478	$1,018,406	$1,198,184	$1,188,378
'23	$1,065,089	$1,004,474	$1,181,395	$1,170,496
'23	$1,052,128	$975,130	$1,148,693	$1,140,052
'23	$1,053,754	$963,474	$1,130,452	$1,124,618
'23	$1,105,791	$1,012,058	$1,192,554	$1,188,298
'23	$1,155,185	$1,054,121	$1,249,351	$1,244,537
'24	$1,150,227	$1,039,576	$1,232,223	$1,231,822
'24	$1,168,406	$1,026,511	$1,230,876	$1,243,866
'24	$1,201,561	$1,032,162	$1,246,740	$1,269,869
'24	$1,188,135	$1,006,114	$1,218,241	$1,243,506
'24	$1,206,595	$1,019,300	$1,241,972	$1,265,925
'24	$1,211,544	$1,020,763	$1,253,039	$1,273,718
'24	$1,235,400	$1,048,950	$1,276,095	$1,297,508
'24	$1,260,960	$1,073,768	$1,306,786	$1,327,594
'24	$1,284,902	$1,092,042	$1,325,766	$1,352,105
'24	$1,277,966	$1,055,437	$1,292,454	$1,328,868
'24	$1,288,370	$1,059,035	$1,300,826	$1,344,681
'24	$1,282,798	$1,036,315	$1,275,426	$1,325,881
'25	$1,305,737	$1,042,213	$1,286,253	$1,344,945
'25	$1,316,324	$1,057,117	$1,310,679	$1,366,041
'25	$1,305,847	$1,063,630	$1,306,801	$1,355,634
'25	$1,300,451	$1,094,887	$1,304,386	$1,352,622
'25	$1,323,834	$1,090,998	$1,310,940	$1,367,704
'25	$1,358,390	$1,111,672	$1,338,066	$1,400,702
'25	$1,378,555	$1,095,114	$1,353,826	$1,418,459
'25	$1,400,553	$1,111,033	$1,375,541	$1,441,570
'25	$1,429,960	$1,118,291	$1,403,764	$1,467,242
'25	$1,448,628	$1,115,452	$1,421,043	$1,498,453

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	13.35%	3.52%	3.78%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
JP Morgan EMBI Global Diversified ex-CCC Index	9.95%	1.22%	3.58%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	51,764,828
Number of Portfolio Holdings	140
Portfolio Turnover Rate (%)	110
Total Net Advisory Fees Paid ($)	182,419
Effective Duration	7.1 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Sovereign	72%
Agency	16%
Supranational	7%
Treasuries	2%
Corporates	1%
Cash Equivalents	1%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	3%
A	6%
BBB	43%
BB	34%
B	9%
CCC	1%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
Mexico	10%
Turkey	6%
South Africa	4%
Dominican Republic	4%
Uzbekistan	4%
Romania	4%
Nigeria	4%
Chile	3%
Brazil	3%
Colombia	3%
Other	50%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective March 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.88% to 0.91%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DEMFIF-TSRA-I

R-103420-2 (12/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS emerging markets FIXED income Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended October 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$64,816	$0	$5,969	$0
2024	$64,816	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended October 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$813,563	$0
2024	$0	$560,206	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended October 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$5,969	$813,563	$0	$819,532
2024	$5,969	$560,206	$0	$566,175

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

October 31, 2025
Annual Financial Statements and Other Information
DWS Emerging Markets Fixed Income Fund

Contents
3	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
34	Tax Information
35	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Emerging Markets Fixed Income Fund

Investment Portfolioas of October 31, 2025

	Principal Amount ($) (a)		Value ($)
Bonds 97.8%
Angola 3.0%
Republic of Angola:
REG S, 8.0%, 11/26/2029		600,000	573,603
REG S, 8.25%, 5/9/2028		1,000,000	985,590
(Cost $1,254,900)			1,559,193
Azerbaijan 0.4%
Republic of Azerbaijan International Bond, REG S, 3.5%, 9/1/2032 (Cost $175,877)		200,000	186,872
Benin 1.6%
Benin Government International Bond:
REG S, 6.875%, 1/19/2052	EUR	300,000	318,729
REG S, 7.96%, 2/13/2038		500,000	520,176
(Cost $804,971)			838,905
Brazil 3.4%
Brazil Notas do Tesouro Nacional, 10.0%, 1/1/2031	BRL	2,000,000	339,171
Brazilian Government International Bond:
5.0%, 1/27/2045		500,000	408,750
6.0%, 10/20/2033		200,000	204,500
6.125%, 3/15/2034		400,000	407,400
6.625%, 3/15/2035		400,000	416,520
(Cost $1,751,236)			1,776,341
Bulgaria 0.4%
Bulgaria Government International Bond, REG S, 5.0%, 3/5/2037 (Cost $200,000)		200,000	200,587
Burundi 1.1%
The Eastern & Southern African Trade & Development Bank, REG S, 4.125%, 6/30/2028 (Cost $541,742)		600,000	571,749
Chile 3.5%
Chile Government International Bond:
3.5%, 1/25/2050		500,000	370,875
4.95%, 1/5/2036		300,000	303,330
Corp. Nacional del Cobre de Chile:
REG S, 4.25%, 7/17/2042		500,000	413,595
REG S, 4.875%, 11/4/2044		200,000	176,290
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	3

	Principal Amount ($) (a)	Value ($)
REG S, 5.95%, 1/8/2034	300,000	315,480
REG S, 6.44%, 1/26/2036	200,000	217,795
(Cost $1,752,536)		1,797,365
China 0.5%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027* (b)	500,000	46,910
REG S, 7.25%, 4/8/2026* (b)	1,000,000	94,310
Kaisa Group Holdings Ltd., REG S, 11.95%, 11/12/2023* (b)	800,000	32,000
Shimao Group Holdings Ltd.:
REG S, 4.75%, 7/3/2022* (b)	900,000	40,140
REG S, 5.6%, 7/15/2026* (b)	500,000	27,500
REG S, 6.125%, 2/21/2024* (b)	700,000	35,441
(Cost $4,391,446)		276,301
Colombia 3.3%
Colombia Government International Bond:
5.0%, 6/15/2045	400,000	306,200
7.5%, 2/2/2034	750,000	794,963
8.75%, 11/14/2053	200,000	229,190
Ecopetrol SA, 4.625%, 11/2/2031	400,000	358,734
(Cost $1,584,384)		1,689,087
Costa Rica 1.3%
Costa Rica Government International Bond:
REG S, 6.55%, 4/3/2034 (c)	200,000	216,082
REG S, 7.158%, 3/12/2045	200,000	219,100
REG S, 7.3%, 11/13/2054	200,000	223,500
(Cost $636,444)		658,682
Dominican Republic 4.4%
Dominican Republic International Bond:
REG S, 4.5%, 1/30/2030	500,000	488,000
REG S, 4.875%, 9/23/2032	800,000	765,640
REG S, 6.4%, 6/5/2049 (c)	400,000	398,180
REG S, 6.6%, 6/1/2036	300,000	316,320
REG S, 6.85%, 1/27/2045	300,000	313,440
(Cost $2,161,309)		2,281,580
Ecuador 0.1%
Ecuador Government International Bond, 144A, Zero Coupon, 7/31/2030 (Cost $58,367)	79,448	61,969
The accompanying notes are an integral part of the financial statements.

4	|	DWS Emerging Markets Fixed Income Fund

	Principal Amount ($) (a)	Value ($)
Egypt 1.2%
African Export-Import Bank, REG S, 3.798%, 5/17/2031 (Cost $586,879)	700,000	629,061
Ghana 0.9%
Ghana Government International Bond:
144A, Zero Coupon, 1/3/2030	155,364	134,053
5.0%–6.0%, 7/3/2035 (d)	400,000	344,240
(Cost $472,615)		478,293
Guatemala 2.5%
Guatemala Government Bond:
REG S, 4.65%, 10/7/2041 (c)	300,000	262,500
REG S, 5.375%, 4/24/2032	500,000	506,110
REG S, 6.25%, 8/15/2036	200,000	210,734
REG S, 6.6%, 6/13/2036	300,000	323,100
(Cost $1,239,794)		1,302,444
Hungary 2.0%
Hungary Government International Bond:
REG S, 3.125%, 9/21/2051	200,000	130,130
REG S, 5.5%, 3/26/2036	300,000	302,858
REG S, 6.75%, 9/23/2055	200,000	217,541
7.625%, 3/29/2041	300,000	361,518
(Cost $988,192)		1,012,047
India 1.2%
Export-Import Bank of India, REG S, 5.5%, 1/13/2035 (Cost $628,632)	600,000	627,673
Indonesia 3.0%
Indonesia Government International Bond:
4.3%, 3/31/2052	200,000	169,248
4.35%, 1/11/2048	400,000	351,784
REG S, 6.625%, 2/17/2037	400,000	457,583
Pertamina Persero PT:
REG S, 4.7%, 7/30/2049 (c)	200,000	172,864
REG S, 5.625%, 5/20/2043	200,000	198,770
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, REG S, 5.25%, 10/24/2042	200,000	188,720
(Cost $1,513,927)		1,538,969
Ivory Coast 1.8%
Ivory Coast Government International Bond:
REG S, 6.125%, 6/15/2033	200,000	194,278
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	5

	Principal Amount ($) (a)		Value ($)
REG S, 6.625%, 3/22/2048	EUR	300,000	309,972
REG S, 8.075%, 4/1/2036		400,000	421,175
(Cost $931,561)			925,425
Jordan 1.2%
Jordan Government International Bond, REG S, 5.85%, 7/7/2030 (Cost $556,437)		600,000	606,522
Kazakhstan 3.0%
Development Bank of Kazakhstan JSC, REG S, 2.95%, 5/6/2031		400,000	358,634
Kazakhstan Government International Bond:
REG S, 4.714%, 4/9/2035		500,000	493,774
REG S, 4.875%, 10/14/2044		200,000	186,028
REG S, 5.5%, 7/1/2037		500,000	510,321
(Cost $1,597,392)			1,548,757
Malaysia 0.8%
Petronas Capital Ltd., REG S, 5.34%, 4/3/2035 (c) (Cost $418,441)		400,000	417,692
Mexico 9.7%
Comision Federal de Electricidad, REG S, 3.875%, 7/26/2033		1,300,000	1,151,218
Mexico Bonos, 8.5%, 3/1/2029	MXN	10,000,000	547,520
Mexico Government International Bond:
4.4%, 2/12/2052		400,000	302,380
6.625%, 1/29/2038		400,000	422,400
6.75%, 9/27/2034		200,000	219,166
6.875%, 5/13/2037		400,000	433,300
Petroleos Mexicanos:
5.95%, 1/28/2031		1,200,000	1,173,769
6.5%, 6/2/2041		200,000	176,088
6.625%, 6/15/2035 (c)		200,000	191,924
6.7%, 2/16/2032		200,000	199,829
7.69%, 1/23/2050		200,000	181,360
(Cost $4,532,255)			4,998,954
Montenegro 0.4%
Montenegro Government International Bond, REG S, 7.25%, 3/12/2031 (Cost $206,169)		200,000	215,430
Morocco 0.7%
Morocco Government International Bond, REG S, 3.0%, 12/15/2032 (Cost $334,176)		400,000	353,949
The accompanying notes are an integral part of the financial statements.

6	|	DWS Emerging Markets Fixed Income Fund

	Principal Amount ($) (a)	Value ($)
Nigeria 4.0%
Africa Finance Corp., REG S, 3.75%, 10/30/2029	1,000,000	953,775
Republic of Nigeria:
REG S, 7.143%, 2/23/2030	200,000	199,207
REG S, 7.375%, 9/28/2033	200,000	193,222
REG S, 7.625%, 11/28/2047	600,000	533,409
REG S, 8.25%, 9/28/2051	200,000	185,304
(Cost $1,929,612)		2,064,917
Oman 1.3%
Oman Government International Bond, REG S, 6.5%, 3/8/2047 (Cost $641,985)	600,000	658,684
Pakistan 0.6%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (c) (Cost $300,000)	300,000	299,611
Panama 2.8%
Panama Government International Bond:
4.5%, 4/16/2050	300,000	234,258
6.4%, 2/14/2035 (c)	200,000	210,090
7.5%, 3/1/2031 (c)	900,000	996,300
(Cost $1,377,252)		1,440,648
Paraguay 1.9%
Paraguay Government International Bond:
REG S, 5.4%, 3/30/2050	600,000	557,436
REG S, 6.0%, 2/9/2036	400,000	425,940
(Cost $951,164)		983,376
Peru 1.5%
Peruvian Government International Bond:
3.3%, 3/11/2041	500,000	389,000
5.625%, 11/18/2050	400,000	396,620
(Cost $771,751)		785,620
Philippines 1.1%
Philippines Government International Bond:
3.7%, 2/2/2042	200,000	167,954
4.75%, 3/5/2035	400,000	403,212
(Cost $572,315)		571,166
Poland 2.4%
Bank Gospodarstwa Krajowego, REG S, 5.75%, 7/9/2034	300,000	319,835
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	7

	Principal Amount ($) (a)		Value ($)
Republic of Poland Government International Bond:
5.375%, 2/12/2035		400,000	418,127
5.5%, 4/4/2053		300,000	295,729
5.5%, 3/18/2054		200,000	197,146
(Cost $1,208,588)			1,230,837
Romania 4.2%
Romania Government International Bond:
REG S, 5.75%, 3/24/2035		300,000	293,432
REG S, 6.0%, 5/25/2034		200,000	201,012
REG S, 6.125%, 1/22/2044		200,000	192,668
REG S, 6.625%, 5/16/2036		300,000	308,486
REG S, 7.125%, 1/17/2033		400,000	431,454
REG S, 7.625%, 1/17/2053		200,000	222,028
Romanian Government International Bond:
REG S, 3.0%, 2/14/2031		400,000	359,308
REG S, 5.125%, 6/15/2048		200,000	166,324
(Cost $2,122,536)			2,174,712
Russia 0.0%
Vnesheconombank, 144A, 6.8%, 11/22/2025* (e) (Cost $1,400,880)		1,400,000	0
Rwanda 0.3%
Rwanda International Government Bond, REG S, 5.5%, 8/9/2031 (Cost $171,476)		200,000	181,387
Saudi Arabia 3.0%
Saudi Government International Bond:
REG S, 4.5%, 10/26/2046		500,000	442,004
REG S, 4.625%, 10/4/2047		400,000	355,526
REG S, 5.625%, 1/13/2035		300,000	321,250
REG S, 5.75%, 1/16/2054		400,000	409,186
(Cost $1,475,779)			1,527,966
Senegal 0.2%
Senegal Government International Bond, REG S, 6.75%, 3/13/2048 (Cost $129,651)		200,000	127,816
South Africa 4.5%
Republic of South Africa Government Bond, 8.875%, 2/28/2035	ZAR	6,500,000	375,206
Republic of South Africa Government International Bond:
5.0%, 10/12/2046		200,000	156,664
5.75%, 9/30/2049		300,000	253,472
REG S, 7.1%, 11/19/2036		750,000	806,597
The accompanying notes are an integral part of the financial statements.

8	|	DWS Emerging Markets Fixed Income Fund

	Principal Amount ($) (a)		Value ($)
7.3%, 4/20/2052		200,000	201,522
Transnet, REG S, 8.25%, 2/6/2028		500,000	528,481
(Cost $2,237,459)			2,321,942
Sri Lanka 0.7%
Sri Lanka Government International Bond, REG S, 3.6%–9.25%, 6/15/2035 (d) (Cost $372,310)		500,000	386,990
Supranational 0.7%
International Finance Corp., 6.5%, 1/21/2027 (Cost $375,235)	COP	1,500,000,000	374,090
Tajikistan 1.0%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $516,667)		516,667	518,162
Togo 2.5%
Banque Ouest Africaine de Developpement, REG S, 4.7%, 10/22/2031 (Cost $1,474,960)		1,400,000	1,307,045
Turkey 6.2%
Republic of Turkey:
5.25%, 3/13/2030 (c)		300,000	295,678
5.75%, 5/11/2047		200,000	162,556
6.5%, 9/20/2033		500,000	501,770
6.5%, 1/3/2035		200,000	197,873
7.125%, 7/17/2032		500,000	520,105
9.125%, 7/13/2030		900,000	1,023,192
TC Ziraat Bankasi AS, REG S, 7.25%, 2/4/2030		500,000	514,378
(Cost $2,994,838)			3,215,552
United Arab Emirates 0.3%
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049 (Cost $148,228)		200,000	156,379
Uruguay 1.2%
Oriental Republic of Uruguay, 5.25%, 9/10/2060		200,000	191,700
Uruguay Government International Bond, 4.125%, 11/20/2045		500,000	445,750
(Cost $608,769)			637,450
Uzbekistan 4.3%
Republic of Uzbekistan International Bond:
REG S, 3.7%, 11/25/2030		800,000	746,446
REG S, 3.9%, 10/19/2031		1,000,000	928,460
REG S, 6.9%, 2/28/2032		500,000	541,418
(Cost $2,111,671)			2,216,324
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	9

	Principal Amount ($) (a)	Value ($)
Venezuela 1.4%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (b)	1,750,000	386,750
144A, 9.0%, 11/17/2021* (b)	1,480,000	332,260
(Cost $1,222,980)		719,010
Zambia 0.3%
Republic of Zambia, 144A, 0.5%, 12/31/2053 (Cost $173,657)	231,963	161,931
Total Bonds (Cost $54,609,445)		50,615,462

	Shares	Value ($)
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.05% (f) (g) (Cost $1,204,580)	1,204,580	1,204,580
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.16% (f) (Cost $411,310)	411,310	411,310

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $56,225,335)	100.9	52,231,352
Other Assets and Liabilities, Net	(0.9)	(466,524)
Net Assets	100.0	51,764,828
The accompanying notes are an integral part of the financial statements.

10	|	DWS Emerging Markets Fixed Income Fund

A summary of the Fund’s transactions with affiliated investments during the year ended October 31, 2025 are as follows:
Value ($) at 10/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.05% (f) (g)
301,200	903,380 (h)	—	—	—	1,856	—	1,204,580	1,204,580
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.16% (f)
1,959,505	44,670,759	46,218,954	—	—	58,537	—	411,310	411,310
2,260,705	45,574,139	46,218,954	—	—	60,393	—	1,615,890	1,615,890

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at October 31, 2025 amounted to $1,166,001, which is 2.3% of net assets.

(d)
Security is a “step-up”  bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended October 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

Currency Abbreviation(s)

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
ZAR	South African Rand
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	11

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$50,615,462	$0	$50,615,462
Short-Term Investments (a)	1,615,890	—	—	1,615,890
Total	$1,615,890	$50,615,462	$0	$52,231,352

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

12	|	DWS Emerging Markets Fixed Income Fund

Statement of Assets and Liabilities
as of October 31, 2025

Assets
Investments in non-affiliated securities, at value (cost $54,609,445) — including $1,166,001 of securities loaned	$50,615,462
Investment in DWS Government & Agency Securities Portfolio (cost $1,204,580)*	1,204,580
Investment in DWS Central Cash Management Government Fund (cost $411,310)	411,310
Cash	248,518
Foreign currency, at value (cost $72,635)	72,163
Receivable for investments sold	514,665
Receivable for Fund shares sold	46
Interest receivable	739,345
Affiliated securities lending income receivable	310
Other assets	17,319
Total assets	53,823,718
Liabilities
Payable upon return of securities loaned	1,204,580
Payable for investments purchased	734,909
Payable for Fund shares redeemed	2,755
Accrued management fee	9,513
Accrued Directors' fees	737
Other accrued expenses and payables	106,396
Total liabilities	2,058,890
Net assets, at value	$51,764,828
Net Assets Consist of
Distributable earnings (loss)	(45,928,146)
Paid-in capital	97,692,974
Net assets, at value	$51,764,828
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	13

Statement of Assets and Liabilities as of October 31, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($1,231,812 ÷ 158,744 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$7.76
Maximum offering price per share (100 ÷ 95.50 of $7.76)	$8.13
Class S
Net Asset Value, offering and redemption price per share ($33,835,359 ÷ 4,356,312 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$7.77
Institutional Class
Net Asset Value, offering and redemption price per share ($16,697,657 ÷ 2,151,730 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$7.76
The accompanying notes are an integral part of the financial statements.

14	|	DWS Emerging Markets Fixed Income Fund

Statement of Operations
for the year ended October 31, 2025

Investment Income
Income:
Interest	$3,367,755
Income distributions — DWS Central Cash Management Government Fund	58,537
Affiliated securities lending income	1,856
Total income	3,428,148
Expenses:
Management fee	280,466
Administration fee	46,110
Services to shareholders	77,994
Service fees	3,317
Custodian fee	9,918
Audit fee	64,811
Legal fees	17,669
Tax fees	5,969
Reports to shareholders	28,785
Registration fees	47,914
Directors' fees and expenses	2,739
Other	13,979
Total expenses before expense reductions	599,671
Expense reductions	(160,697)
Total expenses after expense reductions	438,974
Net investment income	2,989,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	781,653
Foreign currency	(861)
780,792
Change in net unrealized appreciation (depreciation) on:
Investments	2,215,172
Foreign currency	10,805
2,225,977
Net gain (loss)	3,006,769
Net increase (decrease) in net assets resulting from operations	$5,995,943
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	15

Statements of Changes in Net Assets
	Years Ended October 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$2,989,174	$3,328,885
Net realized gain (loss)	780,792	(2,840,591)
Change in net unrealized appreciation (depreciation)	2,225,977	9,203,790
Net increase (decrease) in net assets resulting from operations	5,995,943	9,692,084
Distributions to shareholders:
Class A	(164,964)	(119,455)
Class C	—	(1,445)*
Class S	(2,358,409)	(2,021,409)
Institutional Class	(1,020,083)	(1,159,475)
Total distributions	(3,543,456)	(3,301,784)
Fund share transactions:
Proceeds from shares sold	9,774,323	10,437,787
Reinvestment of distributions	3,354,591	3,139,688
Payments for shares redeemed	(17,484,807)	(12,719,874)
Net increase (decrease) in net assets from Fund share transactions	(4,355,893)	857,601
Increase (decrease) in net assets	(1,903,406)	7,247,901
Net assets at beginning of period	53,668,234	46,420,333
Net assets at end of period	$51,764,828	$53,668,234

*	For the period from November 1, 2023 to March 25, 2024 (Class C liquidation date).

The accompanying notes are an integral part of the financial statements.

16	|	DWS Emerging Markets Fixed Income Fund

Financial Highlights
DWS Emerging Markets Fixed Income Fund — Class A
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.37	$6.48	$6.07	$9.22	$8.90
Income (loss) from investment operations:
Net investment income[a]	.45	.44	.37	.41	.43
Net realized and unrealized gain (loss)	.49	.89	.46	(3.13)	.29
Total from investment operations	.94	1.33	.83	(2.72)	.72
Less distributions from:
Net investment income	(.55 )	(.44 )	(.42 )	(.43 )	(.40 )
Net asset value, end of period	$7.76	$7.37	$6.48	$6.07	$9.22
Total Return (%)[b,c]	13.09	20.95	13.95	(30.21)	8.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	3
Ratio of expenses before expense reductions (%)	1.63	1.64	1.66	1.52	1.40
Ratio of expenses after expense reductions (%)	1.17	1.13	1.15	1.13	1.15
Ratio of net investment income (%)	5.96	6.24	5.60	5.34	4.51
Portfolio turnover rate (%)	110	29	41	27	36

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	17

DWS Emerging Markets Fixed Income Fund — Class S
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.37	$6.47	$6.06	$9.22	$8.89
Income (loss) from investment operations:
Net investment income[a]	.47	.46	.39	.42	.45
Net realized and unrealized gain (loss)	.48	.90	.46	(3.13)	.31
Total from investment operations	.95	1.36	.85	(2.71)	.76
Less distributions from:
Net investment income	(.55 )	(.46 )	(.44 )	(.45 )	(.43 )
Net asset value, end of period	$7.77	$7.37	$6.47	$6.06	$9.22
Total Return (%)[b]	13.31	21.44	14.25	(30.14)	8.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	32	29	28	45
Ratio of expenses before expense reductions (%)	1.30	1.26	1.31	1.22	1.12
Ratio of expenses after expense reductions (%)	.92	.88	.90	.88	.90
Ratio of net investment income (%)	6.31	6.52	5.87	5.61	4.76
Portfolio turnover rate (%)	110	29	41	27	36

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Emerging Markets Fixed Income Fund

DWS Emerging Markets Fixed Income Fund — Institutional Class
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.36	$6.47	$6.06	$9.21	$8.89
Income (loss) from investment operations:
Net investment income[a]	.47	.47	.39	.43	.45
Net realized and unrealized gain (loss)	.48	.88	.46	(3.14)	.29
Total from investment operations	.95	1.35	.85	(2.71)	.74
Less distributions from:
Net investment income	(.55 )	(.46 )	(.44 )	(.44 )	(.42 )
Net asset value, end of period	$7.76	$7.36	$6.47	$6.06	$9.21
Total Return (%)[b]	13.35	21.28	14.24	(30.07)	8.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	20	16	14	30
Ratio of expenses before expense reductions (%)	1.14	1.08	1.12	1.04	.96
Ratio of expenses after expense reductions (%)	.92	.88	.90	.88	.90
Ratio of net investment income (%)	6.28	6.57	5.87	5.59	4.76
Portfolio turnover rate (%)	110	29	41	27	36

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	19

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Emerging Markets Fixed Income Fund (the “Fund” ) is a non-diversified series of Deutsche DWS Global/International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the

20	|	DWS Emerging Markets Fixed Income Fund

segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt

DWS Emerging Markets Fixed Income Fund	|	21

securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended October 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/

22	|	DWS Emerging Markets Fixed Income Fund

administration fee (0.14% annualized effective rate as of October 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of October 31, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of October 31, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Bonds	$1,204,580	$—	$—	$—	$1,204,580
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$1,204,580
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

DWS Emerging Markets Fixed Income Fund	|	23

Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At October 31, 2025, the Fund had net tax basis capital loss carryforwards of $43,521,245, including short-term losses ($20,952,386) and long-term losses ($22,568,859), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities and interest income on defaulted securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

24	|	DWS Emerging Markets Fixed Income Fund

At October 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$1,723,630
Capital loss carryforwards	$(43,521,245)
Net unrealized appreciation (depreciation) on investments	$(4,008,899)
At October 31, 2025, the aggregate cost of investments for federal income tax purposes was $56,240,251. The net unrealized depreciation for all investments based on tax cost was $4,008,899. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $2,301,964 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $6,310,863.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended October 31,
	2025	2024
Distributions from ordinary income*	$3,543,456	$3,301,784

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.

DWS Emerging Markets Fixed Income Fund	|	25

B.
Purchases and Sales of Securities
During the year ended October 31, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$44,808,570	$48,059,861
U.S. Treasury Obligations	$5,568,545	$5,587,490
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
DWS International GmbH, a direct, wholly owned subsidiary of DWS Group, serves as subadvisor to the Fund. Pursuant to a subadvisory agreement between DIMA and DWS International GmbH, DIMA, not the Fund, compensates DWS International GmbH for the services it provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.59%.
For the period from November 1, 2024 through February 28, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.13%
Class S	.88%
Institutional Class	.88%
Effective March 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary

26	|	DWS Emerging Markets Fixed Income Fund

expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.16%
Class S	.91%
Institutional Class	.91%
For the year ended October 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$6,624
Class S	122,688
Institutional Class	31,385
$160,697
Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended October 31, 2025, the Administration Fee was $46,110, of which $4,236 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended October 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at October 31, 2025
Class A	$2,440	$402
Class S	35,669	5,899
Institutional Class	235	38
	$38,344	$6,339
In addition, for the year ended October 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by

DWS Emerging Markets Fixed Income Fund	|	27

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$1,512
Class S	20,638
Institutional Class	2,579
$24,729
Service Fees. DDI provides information and administrative services for a fee (“Service Fee” ) to Class A shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at October 31, 2025	Annual Rate
Class A	$3,317	$1,493.23%
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the year ended October 31, 2025.
In addition, a deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended October 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,419, of which $265 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS

28	|	DWS Emerging Markets Fixed Income Fund

Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
E.
Investing in Emerging Markets
Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

DWS Emerging Markets Fixed Income Fund	|	29

F.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2025.
G.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of October 31, 2025, DWS Alternative Asset Allocation VIP held 27% of the total shares outstanding of the Fund.
H.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	507,887	$3,957,446	1,126,133	$7,810,584
Class C	—	—	44 *	300 *
Class S	234,193	1,760,632	162,637	1,167,631
Institutional Class	532,006	4,056,245	197,900	1,459,272
		$9,774,323		$10,437,787
Shares issued to shareholders in reinvestment of distributions
Class A	21,598	$162,795	16,962	$118,379
Class C	—	—	207 *	1,445 *
Class S	292,750	2,171,713	261,881	1,860,389
Institutional Class	137,413	1,020,083	163,232	1,159,475
		$3,354,591		$3,139,688

30	|	DWS Emerging Markets Fixed Income Fund

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(541,457)	$(4,142,660)	(1,161,313)	$(8,047,659)
Class C	—	—	(8,309)*	(59,616)*
Class S	(518,428)	(3,861,287)	(589,177)	(4,208,590)
Institutional Class	(1,285,402)	(9,480,860)	(56,272)	(404,009)
		$(17,484,807)		$(12,719,874)
Net increase (decrease)
Class A	(11,972)	$(22,419)	(18,218)	$(118,696)
Class C	—	—	(8,058)*	(57,871)*
Class S	8,515	71,058	(164,659)	(1,180,570)
Institutional Class	(615,983)	(4,404,532)	304,860	2,214,738
		$(4,355,893)		$857,601

*	For the period from November 1, 2023 to March 25, 2024 (Class C liquidation date).

DWS Emerging Markets Fixed Income Fund	|	31

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Deutsche DWS Global/International Fund, Inc. and Shareholders of DWS Emerging Markets Fixed Income Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Emerging Markets Fixed Income Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Global/International Fund, Inc. (the “Corporation” )), including the investment portfolio, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Global/International Fund, Inc.) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the

32	|	DWS Emerging Markets Fixed Income Fund

effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
December 19, 2025

DWS Emerging Markets Fixed Income Fund	|	33

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

34	|	DWS Emerging Markets Fixed Income Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS Emerging Markets Fixed Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and DWS International GmbH (“DWS International” ), an affiliate of DIMA, in September 2025.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Directors regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and DWS International are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

DWS Emerging Markets Fixed Income Fund	|	35

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and DWS International’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and DWS International provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including DWS International. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 1st quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by

36	|	DWS Emerging Markets Fixed Income Fund

similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). With respect to the sub-advisory fee paid to DWS International, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and DWS International.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the

DWS Emerging Markets Fixed Income Fund	|	37

management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the

38	|	DWS Emerging Markets Fixed Income Fund

Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present.
DEMFIF-BFE2025

DWS Emerging Markets Fixed Income Fund	|	39

DEMFIF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	12/30/2025